NOTE 13: SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2012
NOTE 13: SUBSEQUENT EVENTS:
NOTE 13: SUBSEQUENT EVENTS

Note 13.  SUBSEQUENT EVENTS

On October 22, 2012, Medytox issued all 5,000 of its authorized shares of Series B Non-Convertible Preferred Stock.  The shares were issued in consideration for services rendered by employees and consultants.  The shares were issued in reliance upon the exemption from registration provided by Section 4(2) of the Securities Act of 1933, as amended.

Medytox filed a Certificate of Designation on August 30, 2012 with the Secretary of State of the State of Nevada to authorize the issuance of up to 1,000,000 shares of its Series C Convertible Preferred Stock, par value $.0001 per share (the "Series C Preferred").  The Certificate of Designation sets forth the terms and conditions of the Series C Preferred.  No shares of Series C Preferred have been issued.

On October 31, 2012, Medytox Diagnostics Inc. ("Medytox Diagnostics"), a subsidiary of the Company, entered into a Membership Interest Purchase Agreement (the "Agreement") for the purchase of the remaining 49.5% of the outstanding membership interests in PB Labs from Marylu Villasenor Hall.  PB Labs is now a wholly-owned subsidiary of the Company.

The purchase price for the membership interests was $200,000, consisting of a payment of $50,000 at closing and the delivery of a $150,000 promissory note by Medytox Diagnostics.  The Agreement contained customary representations, warranties and covenants of the parties.  Each party agreed to indemnify the other in the event of any breaches of applicable representations and warranties.  The note is due on July 31, 2013 (the "Maturity Date").  Three principal payments of $50,000 each will be made, every three months, with the final payment being due on the Maturity Date.  The note may be prepaid at any time without premium or penalty.  The note is secured by the membership interests purchased by Medytox Diagnostics.  The note may be accelerated in the event of nonpayment by Medytox Diagnostics after notice or upon certain bankruptcy events relating to Medytox Diagnostics.

On October 12, 2012, the Company redeemed the 40,000 shares of common stock issued to TCA Global Credit Muster Fund, LP (the "Lender") on April 30, 2012 as payment for corporate advisory and investment banking services in connection with the initial funding by the Lender.  The shares were redeemed for $100,000 pursuant to the terms of the funding agreement.

On October 22, 2012, the Board of Directors of the Company amended the Company's Bylaws to opt out of the provisions pertaining to control share acquisitions contained in Sections 78.378 through 78.3793, inclusive, of the Nevada Revised Statutes, and such sections do not apply to the Company or to an acquisition of a controlling interest by any type of existing or future stockholder.